Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common stock, par value	₪ 0.0572	₪ 0.0572
Common stock, shares authorised	50,000,000	50,000,000
Common stock, shares issued	8,101,159	8,099,799
Common stock, shares outstanding	8,009,608	8,099,799
Treasury stock shares	91,551